Collaborative Agreements	12 Months Ended
Dec. 31, 2023
Collaborative Agreements [Abstract]
COLLABORATIVE AGREEMENTS

NOTE 12 – COLLABORATIVE AGREEMENTS

The Company entered into a Collaboration and Option Agreement (the “Collaboration Agreement”) dated March 3, 2020. The Collaboration Agreement granted a royalty-free, nonexclusive, worldwide license to share each party’s technologies to create bi-functional T-cells. The Company was responsible for all employee and other internal costs incurred in the performance of all the Company’s R&D activities, with approved cost overruns funded by the collaborative partner. At the end of the research project, the collaborative partner will be granted the option to enter into an exclusive license for the further development of the combined drug. The Company recognizes the allocation of the costs incurred with respect to the jointly conducted activities as a component of the related expense in the period incurred. The Company ensured that the presentation, classification, and disclosure requirements related to the Collaboration Agreement were followed. Costs incurred related to the Collaboration Agreement are included in R&D costs in the statements of operations, and expense reimbursements of approximately $0 and $182,577 were netted against those costs for the years ended December 31, 2023 and 2022, respectively. The Collaboration Agreement was terminated on March 3, 2023.